Document and Entity Information	Dec. 19, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 19, 2024
Entity Registrant Name	ADAGIO MEDICAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42199
Entity Tax Identification Number	99-1151466
Entity Address, Address Line One	26051 Merit Circle
Entity Address, Adress Line Two	Suite 102
Entity Address, City or Town	Laguna Hills
Entity Address State Or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	949
Local Phone Number	348-1188
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ADGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002006986
Amendment Flag	false